GS Mortgage-Backed Securities Trust 2024-NQM1

Exhibit 99.3 - Schedule 7

Client Name:
Client Project Name:	GSMBS 2024-NQM1
Start - End Dates:	11/5/2021 - 4/4/2022
Deal Loan Count:	6

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	XXXX	Mortgage/rental lates exceed guidelines	1
Total				1

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